Subsequent Event (Details) - $ / shares		12 Months Ended
	Feb. 18, 2016	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Subsequent Event [Line Items]
Dividends declared per common share		$ 1.96	$ 1.92	$ 1.88
Subsequent event
Subsequent Event [Line Items]
Dividends declared per common share	$ 2.00
Common stock, quarterly dividends, per share, declared	$ 0.50